Scope of Consolidation and Non-Consolidated Entities - Interim Statements of Consolidated Cash Flows(Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the period	$ (15,928)	$ (49,165)	$ (66,648)	$ (108,443)	$ (114,034)	$ (125,107)
Net loss for the period of discontinued operations				8,392	(15,345)	(28,358)
Net (loss) income for the period of continuing operations				(116,835)	(98,688)	(96,749)
Operating cash flows before change in working capital				(69,961)	(63,120)	(75,518)
Change in working capital				48,859	(5,723)	(12,297)
Net cash flows provided by (used in) operating activities				(24,746)	(87,444)	(104,562)
Cash flows provided by (used in) investment activities				(15,510)	(2,761)	7,279
Net cash flows from (used in) financing activities				82,865	1,145	47,525
(Decrease) increase in cash and cash equivalents				42,608	(89,060)	(49,758)
Cash and cash equivalents at the beginning of the year		93,216	93,216	93,216	185,636	241,148
Effect of exchange rate changes on cash				884	(3,360)	(5,754)
Cash from discontinued operations				0	3,427	13,823
Cash from continuing operations				136,708	89,789	171,813
Cash and cash equivalents at the end of the period				$ 136,708	$ 93,216	$ 185,636
Previously Reported [member]
Cash flows from operating activities
Net income (loss) for the period	(13,583)	(46,108)	(63,590)
Adjustment [member]
Cash flows from operating activities
Net income (loss) for the period	$ (2,345)	$ (3,058)	$ (3,058)